Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Currency forward	Interest rate swap	Capital stock (note 13)	Treasury stock (note 13)	Contributed surplus	Deficit	AOC loss [1]	AOC loss Currency forward [1]	AOC loss Interest rate swap [1]
Equity, beginning balance at Dec. 31, 2018		$ 1,332.3			$ 1,954.1	$ (20.2)	$ 906.6	$ (1,481.7)	$ (26.5)
Capital transactions:
Issuance of capital stock		0.0			10.4		(10.4)
Repurchase of capital stock for cancellation(b)		(67.3)			(132.4)		65.1
Purchase of treasury stock for stock-based plans		(9.2)				(9.2)
Equity-settled stock-based compensation (SBC)		35.9				14.6	21.3
Total comprehensive income:
Net earnings		70.3						70.3
Gains (losses) on pension and non-pension post-employment benefit plans		(8.7)						(8.7)
Currency translation differences for foreign operations		(0.2)							(0.2)
Changes from derivatives designated as hedges			$ 10.8	$ (7.7)						$ 10.8	$ (7.7)
Equity, ending balance at Dec. 31, 2019		1,356.2			1,832.1	(14.8)	982.6	(1,420.1)	(23.6)
Capital transactions:
Issuance of capital stock		0.0			2.2		(2.2)
Repurchase of capital stock for cancellation(b)	[2]	(15.1)			(0.1)		(15.0)
Purchase of treasury stock for stock-based plans		(19.1)				(19.1)
Equity-settled stock-based compensation (SBC)		27.3				18.2	9.1
Total comprehensive income:
Net earnings		60.6						60.6
Gains (losses) on pension and non-pension post-employment benefit plans		(9.3)						(9.3)
Currency translation differences for foreign operations		4.3							4.3
Changes from derivatives designated as hedges			8.5	(4.4)						8.5	(4.4)
Equity, ending balance at Dec. 31, 2020		1,409.0			1,834.2	(15.7)	974.5	(1,368.8)	(15.2)
Capital transactions:
Issuance of capital stock		0.2			0.3		(0.1)
Repurchase of capital stock for cancellation(b)	[3]	(28.4)			(70.0)		41.6
Purchase of treasury stock for stock-based plans	[4]	(54.4)				(54.4)
Equity-settled stock-based compensation (SBC)		35.0				21.2	13.8
Total comprehensive income:
Net earnings		103.9						103.9
Gains (losses) on pension and non-pension post-employment benefit plans		9.3						9.3
Currency translation differences for foreign operations		(7.7)							(7.7)
Changes from derivatives designated as hedges			$ (13.5)	$ 9.6						$ (13.5)	$ 9.6
Equity, ending balance at Dec. 31, 2021		$ 1,463.0			$ 1,764.5	$ (48.9)	$ 1,029.8	$ (1,255.6)	$ (26.8)

[1]	Accumulated other comprehensive (AOC) loss is net of tax. See note 13.
[2]	Includes $15.0 accrued as of December 31, 2020 for the estimated contractual maximum of permitted subordinate voting share (SVS) repurchases (Contractual Maximum) for cancellation under an automatic share purchase plan (ASPP) executed in December 2020. See note 12.
[3]	We paid $35.9 to repurchase SVS for cancellation in 2021. Also includes $7.5 accrued as of December 31, 2021 for the estimated Contractual Maximum for cancellation under an ASPP executed in December 2021. See note 12.
[4]	Includes $33.8 accrued as of December 31, 2021 for the estimated Contractual Maximum to settle awards under our SBC plans under an ASPP executed in December 2021. See note 12.